Document and Entity Information	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 20, 2024
Entity Registrant Name	SPECTRUM BRANDS HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-4219
Entity Tax Identification Number	74-1339132
Entity Address Address Line 1	3001 Deming Way
Entity Address City Or Town	Middleton
Entity Address State Or Province	WI
Entity Address Postal Zip Code	53562
City Area Code	608
Local Phone Number	275-3340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	SPB
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000109177